Summary of Significant Accounting Policies: Reclassifications, policy (Policies)	Mar. 31, 2023
Policies
Reclassifications, policy

Reclassifications

Certain prior period amounts have been reclassified to conform to the current period presentation. The reclassified amounts have no impact on the Company’s previously reported financial position or results of operations and relates to the presentation of certain selling and marketing expenses previously included in cost of revenues.